Earnings per Common Share (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Common Share [Abstract]
Earnings adjustment for coupons paid on Additional Tier 1 Notes in April, net of tax	€ 292	€ 298	€ 276
Increase in number of adjusted weighted average shares after assumed convertion of potentially dilutive shares under a net income situation (in shares)	53	62	27